Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 13, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.59%	8.88%	9.27%
Towle Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.50%	6.28%	7.80%
Towle Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.40%	5.22%	6.46%
Towle Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.97%	4.92%	6.15%